Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.39%	Value ($)
	Consumer Discretionary—37.28%
1,344,840	Royal Caribbean Cruises, Ltd.(a)	139,513,702
1,641,959	Boyd Gaming Corporation	113,902,696
5,101,890	Mattel, Inc.(a)	99,690,931
2,866,414	Madison Square Garden Entertainment Corporation(a)	96,368,839
2,454,623	Interpublic Group of Companies, Inc.	94,699,355
2,929,878	Gentex Corporation	85,728,230
2,483,699	Adtalem Global Education, Inc.(a)(b)	85,290,224
5,343,916	Paramount Global	85,021,704
2,529,340	Sphere Entertainment Company(a)	69,278,623
6,787,473	Leslie’s, Inc.(a)	63,734,371
319,124	Madison Square Garden Sports Corporation	60,011,268
1,954,771	Manchester United plc(a)	47,657,317
		1,040,897,260
	Consumer Staples—1.37%
260,158	J.M. Smucker Company	38,417,532
	Energy—2.97%
3,565,025	Core Laboratories, Inc.(b)	82,886,831
	Financials—18.53%
662,258	Affiliated Managers Group, Inc.	99,265,852
1,132,252	Northern Trust Corporation	83,945,163
2,589,887	Lazard, Ltd., Class A	82,876,384
1,178,222	First American Financial Corporation	67,182,218
2,084,582	Carlyle Group, Inc.	66,602,395
1,903,797	Janus Henderson Group plc	51,878,468
618,801	BOK Financial Corporation	49,986,745
2,070,647	GCM Grosvenor, Inc.	15,612,678
		517,349,903
	Health Care—6.49%
339,838	Charles River Laboratories International, Inc.(a)	71,450,940
1,625,656	Envista Holdings Corporation(a)	55,012,199
226,536	Laboratory Corporation of America Holdings	54,669,933
		181,133,072
	Industrials—26.92%
1,022,863	Mohawk Industries, Inc.(a)	105,518,547
329,435	Zebra Technologies Corporation(a)	97,456,756
4,892,079	Resideo Technologies, Inc.(a)	86,394,115
559,182	Generac Holdings, Inc.(a)	83,390,812
2,814,347	Kennametal, Inc.	79,899,311
2,431,187	Axalta Coating Systems, Ltd.(a)	79,767,245
1,158,771	Masco Corporation	66,490,280
10,551,245	ADT, Inc.	63,624,007
200,847	Snap-on, Inc.	57,882,097
225,232	Simpson Manufacturing Company, Inc.	31,194,632
		751,617,802
	Real Estate—3.40%
609,183	Jones Lang LaSalle, Inc.(a)	94,910,711
	Utilities—2.43%
1,463,114	Stericycle, Inc.(a)	67,947,014
	Total Common Stocks (Cost $2,192,696,991)	2,775,160,125

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Fund(Continued)

Number of Shares	Short-Term Investments—0.54%	Value ($)
15,193,579	Northern Institutional Treasury Portfolio, 4.95% (c)	15,193,579
	Total Short-Term Investments (Cost $15,193,579)	15,193,579

	Total Investments—99.93% (Cost $2,207,890,570)	2,790,353,704
	Other Assets less Liabilities—0.07%	1,871,601
	Net Assets—100.00%	2,792,225,305
Ariel Appreciation Fund

Number of Shares	Common Stocks—97.75%	Value ($)
	Consumer Discretionary—27.29%
2,203,294	Mattel, Inc.(a)	43,052,365
457,216	CarMax, Inc.(a)	38,268,979
874,322	Interpublic Group of Companies, Inc.	33,731,343
662,265	BorgWarner, Inc.	32,391,381
1,067,324	Manchester United plc(a)	26,021,359
136,315	Madison Square Garden Sports Corporation	25,634,036
1,315,864	Knowles Corporation(a)	23,764,504
780,368	Gentex Corporation	22,833,568
549,756	Madison Square Garden Entertainment Corporation(a)	18,482,797
59,693	Vail Resorts, Inc.	15,028,310
879,199	Paramount Global	13,988,056
318,217	Sphere Entertainment Company(a)	8,715,964
		301,912,662
	Consumer Staples—4.89%
751,574	Walgreens Boots Alliance, Inc.	21,412,343
298,086	Molson Coors Brewing Company	19,625,982
88,704	J.M. Smucker Company	13,098,920
		54,137,245
	Energy—4.40%
1,390,927	Core Laboratories, Inc.	32,339,053
1,015,526	NOV, Inc.	16,289,037
		48,628,090
	Financials—22.72%
531,348	Northern Trust Corporation	39,394,141
121,510	Goldman Sachs Group, Inc.	39,191,835
627,224	The Charles Schwab Corporation	35,551,056
484,025	KKR & Company, Inc.	27,105,400
808,934	Lazard, Ltd., Class A	25,885,888
356,910	Aflac, Inc.	24,912,318
266,629	BOK Financial Corporation	21,538,291
364,366	First American Financial Corporation	20,776,149
530,070	Carlyle Group, Inc.	16,935,737
		251,290,815
	Health Care—10.88%
171,098	Laboratory Corporation of America Holdings	41,291,080
168,560	Charles River Laboratories International, Inc.(a)	35,439,740
161,096	Zimmer Biomet Holdings, Inc.	23,455,578
597,229	Envista Holdings Corporation(a)	20,210,229
		120,396,627
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Appreciation Fund(Continued)

Number of Shares	Common Stocks—97.75%	Value ($)
	Industrials—21.83%
1,203,465	Kennametal, Inc.	34,166,371
363,267	Stanley Black & Decker, Inc.	34,041,751
940,115	Axalta Coating Systems, Ltd.(a)	30,845,173
197,594	Generac Holdings, Inc.(a)	29,467,193
547,671	nVent Electric plc	28,298,160
1,292,985	Resideo Technologies, Inc.(a)	22,834,115
77,759	Littelfuse, Inc.	22,651,974
113,365	Keysight Technologies, Inc.(a)	18,982,969
35,183	Snap-on, Inc.	10,139,389
1,671,721	ADT, Inc.	10,080,478
		241,507,573
	Real Estate—3.69%
315,200	CBRE Group, Inc., Class A(a)	25,439,792
98,938	Jones Lang LaSalle, Inc.(a)	15,414,540
		40,854,332
	Utilities—2.05%
487,075	Stericycle, Inc.(a)	22,619,763
	Total Common Stocks (Cost $768,755,677)	1,081,347,107

Number of Shares	Short-Term Investments—2.92%	Value ($)
32,279,116	Northern Institutional Treasury Portfolio, 4.95% (c)	32,279,116
	Total Short-Term Investments (Cost $32,279,116)	32,279,116

	Total Investments—100.67% (Cost $801,034,793)	1,113,626,223
	Other Assets less Liabilities—(0.67)%	(7,439,251)
	Net Assets—100.00%	1,106,186,972
Ariel Focus Fund

Number of Shares	Common Stocks—98.36%	Value ($)
	Basic Materials—7.08%
70,819	Mosaic Company	2,478,665
130,161	Barrick Gold Corporation	2,203,626
		4,682,291
	Consumer Discretionary—16.02%
85,448	BorgWarner, Inc.	4,179,262
12,324	Madison Square Garden Sports Corporation	2,317,528
26,016	Boyd Gaming Corporation	1,804,730
34,487	Madison Square Garden Entertainment Corporation(a)	1,159,453
101,471	Leslie’s, Inc.(a)	952,813
6,449	Sphere Entertainment Company(a)	176,638
		10,590,424
	Energy—5.06%
97,865	APA Corporation	3,344,047
	Financials—26.68%
11,454	Goldman Sachs Group, Inc.	3,694,373
41,536	BOK Financial Corporation	3,355,278
77,324	Bank of America Corporation	2,218,426
28,875	Northern Trust Corporation	2,140,792
33,504	First American Financial Corporation	1,910,398
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Focus Fund(Continued)

Number of Shares	Common Stocks—98.36%	Value ($)
	Financials—26.68%
40,643	Bank of New York Mellon Corporation	1,809,426
43,975	Lazard, Ltd., Class A	1,407,200
19,732	KKR & Company, Inc.	1,104,992
		17,640,885
	Health Care—10.96%
15,297	Johnson & Johnson	2,531,959
10,111	Laboratory Corporation of America Holdings	2,440,088
165,187	ZimVie, Inc.(a)	1,855,050
2,873	Zimmer Biomet Holdings, Inc.	418,309
		7,245,406
	Industrials—26.99%
15,357	Snap-on, Inc.	4,425,734
7,019	Lockheed Martin Corporation	3,231,407
26,986	Mohawk Industries, Inc.(a)	2,783,876
141,670	Resideo Technologies, Inc.(a)	2,501,892
161,166	Western Union Company	1,890,477
11,681	Generac Holdings, Inc.(a)	1,741,988
4,307	Zebra Technologies Corporation(a)	1,274,140
		17,849,514
	Technology—5.57%
30,956	Oracle Corporation	3,686,550
	Total Common Stocks (Cost $55,215,168)	65,039,117

Number of Shares	Short-Term Investments—1.71%	Value ($)
1,134,516	Northern Institutional Treasury Portfolio, 4.95% (c)	1,134,516
	Total Short-Term Investments (Cost $1,134,516)	1,134,516

	Total Investments—100.07% (Cost $56,349,684)	66,173,633
	Other Assets less Liabilities—(0.07)%	(49,436)
	Net Assets—100.00%	66,124,197
Ariel International Fund

Number of Shares	Common Stocks—91.19%	Value ($)
	Belgium—0.74%
77,961	KBC Group NV	5,437,742
	Brazil—2.15%
936,396	Telefonica Brasil SA ADR	8,549,296
222,217	TIM SA ADR	3,397,698
369,544	BB Seguridade Participacoes SA ADR	2,376,168
435,332	Ambev SA ADR(a)	1,384,356
		15,707,518
	Canada—0.15%
73,227	Element Fleet Management Corporation	1,115,472
	Chile—0.11%
43,248	Banco Santander-Chile ADR	815,225
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel International Fund(Continued)

Number of Shares	Common Stocks—91.19%	Value ($)
	China—4.74%
232,028	Baidu, Inc. ADR(a)	31,766,953
998,353	TravelSky Technology, Ltd.	1,694,499
18,768	New Oriental Education & Tech Group, Inc. ADR(a)	741,148
463,000	China Feihe, Ltd.	257,616
6,461	Trip.com Group, Ltd. ADR(a)	226,135
		34,686,351
	Denmark—0.23%
348,543	H Lundbeck A/S, Class B	1,657,029
	Finland—2.90%
4,370,374	Nokia Corporation	18,291,318
696,669	Nokia Corporation ADR	2,898,143
		21,189,461
	France—10.79%
1,363,699	Michelin (CGDE)	40,267,133
194,924	Sanofi	20,887,247
224,988	BNP Paribas SA	14,170,660
18,299	Thales SA	2,739,592
5,685	Safran SA	889,950
		78,954,582
	Germany—13.34%
346,769	Deutsche Boerse AG	63,986,488
8,182,687	Telefonica Deutschland Holding	23,009,901
28,128	Muenchener Rueckver AG	10,546,210
		97,542,599
	Hong Kong—2.65%
2,495,000	CLP Holdings, Ltd.	19,390,697
	Italy—5.29%
5,986,210	Snam SpA	31,269,416
1,248,185	Italgas SpA	7,388,956
		38,658,372
	Japan—10.28%
1,754,400	Subaru Corporation	32,864,224
610,800	Bridgestone Corporation	24,940,806
135,800	Secom Company, Ltd.	9,165,641
107,100	Nintendo Company, Ltd.	4,855,665
71,800	Mabuchi Motor Company, Ltd.	1,994,348
40,800	Ono Pharmaceutical Company, Ltd.	736,857
6,200	Daito Trust Construction Company, Ltd.	626,681
		75,184,222
	Luxembourg—0.42%
76,372	RTL Group	3,051,806
	Netherlands—5.03%
1,078,384	Koninklijke Ahold Delhaize NV	36,784,665
	Peru—1.24%
61,692	Credicorp, Ltd.	9,108,207
	Portugal—0.13%
33,593	Jeronimo Martins SGPS SA	925,215
	Singapore—0.13%
133,600	Singapore Exchange, Ltd.	949,346
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel International Fund(Continued)

Number of Shares	Common Stocks—91.19%	Value ($)
	Spain—6.09%
1,892,103	Endesa SA	40,570,628
439,884	Tecnicas Reunidas SA(a)	4,005,612
		44,576,240
	Switzerland—7.26%
152,979	Roche Holding AG	46,745,720
48,589	Novartis AG	4,885,772
12,173	Nestle SA	1,463,399
		53,094,891
	United Kingdom—11.06%
2,084,885	GSK plc	36,772,705
13,416,285	Direct Line Insurance Group plc	23,164,090
327,776	Admiral Group plc	8,666,857
51,516	Reckitt Benckiser Group plc	3,867,945
892,577	Haleon plc	3,652,939
2,474,968	Vodafone Group plc	2,325,032
157,829	Close Brothers Group plc	1,766,904
49,674	St. James's Place plc	686,060
		80,902,532
	United States—6.46%
398,448	Philip Morris International, Inc.	38,896,494
66,449	Check Point Software Technologies, Ltd.(a)	8,347,323
		47,243,817
	Total Common Stocks (Cost $603,916,746)	666,975,989

Number of Shares	Preferred Stocks—0.88%	Value ($)
	Brazil—0.88%
1,095,538	Itau Unibanco Holding SA ADR, 0.54%(d)	6,463,674
	Total Preferred Stocks (Cost $5,146,829)	6,463,674

Number of Shares	Short-Term Investments—1.15%	Value ($)
8,387,555	Northern Institutional Treasury Portfolio, 4.95% (c)	8,387,555
	Total Short-Term Investments (Cost $8,387,555)	8,387,555

	Total Investments—93.22% (Cost $617,451,130)	681,827,218
	Foreign Currency, Other Assets less Liabilities—6.78%	49,571,070
	Net Assets—100.00%	731,398,288
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel International Fund(Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/20/2023	UBS	USD	12,401,747	CNH	85,089,540	$677,371
07/20/2023	UBS	AUD	13,698,179	EUR	8,291,143	73,889
07/20/2023	UBS	GBP	15,718,614	USD	19,602,086	363,730
Subtotal UBS						1,114,990
07/20/2023	JPMorgan	USD	32,375,911	EUR	29,211,799	465,621
Subtotal JPMorgan						465,621
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$1,580,611
Open Forward Currency Contracts with Unrealized Depreciation
07/20/2023	UBS	NOK	11,913,194	EUR	1,021,694	(5,290)
07/20/2023	UBS	SEK	25,111,502	EUR	2,217,036	(91,233)
07/20/2023	UBS	AUD	54,782,301	USD	36,717,070	(200,247)
07/20/2023	UBS	NOK	31,793,183	USD	3,019,205	(54,813)
07/20/2023	UBS	SEK	118,513,886	USD	11,586,224	(586,916)
07/20/2023	UBS	SGD	2,681,548	USD	2,015,000	(30,657)
Subtotal UBS						(969,156)
07/20/2023	Northern Trust	SEK	52,534,238	USD	5,140,437	(264,719)
07/20/2023	Northern Trust	SGD	7,449,263	USD	5,599,518	(87,070)
Subtotal Northern Trust						(351,789)
07/20/2023	JPMorgan	USD	3,649,433	CAD	4,933,194	(75,656)
07/20/2023	JPMorgan	JPY	1,294,080,176	CNH	66,915,731	(222,103)
07/20/2023	JPMorgan	JPY	941,507,327	EUR	6,405,417	(450,546)
07/20/2023	JPMorgan	SGD	1,599,707	EUR	1,085,288	(1,761)
07/20/2023	JPMorgan	JPY	4,189,143,334	USD	31,576,973	(2,448,603)
Subtotal JPMorgan						(3,198,669)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(4,519,614)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(2,939,003)
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—94.94%	Value ($)
	Belgium—0.29%
7,702	KBC Group NV	537,211
	Brazil—4.50%
529,893	BB Seguridade Participacoes SA	3,405,206
795,194	TIM SA	2,427,997
235,465	Telefonica Brasil SA	2,127,850
74,746	Ambev SA(a)	240,557
		8,201,610
	Chile—0.28%
27,050	Banco Santander-Chile ADR	509,892
	China—6.62%
77,876	Baidu, Inc. ADR(a)	10,662,003
469,831	TravelSky Technology, Ltd.	797,442
36,028	iQIYI Inc. ADR(a)	192,389
4,658	New Oriental Education & Tech Group, Inc. ADR(a)	183,944
4,725	Trip.com Group, Ltd. ADR(a)	165,375
115,000	China Feihe, Ltd.	63,987
		12,065,140
	Finland—1.85%
804,837	Nokia Corporation	3,368,483
	France—7.08%
248,230	Michelin (CGDE)	7,329,704
32,688	Sanofi	3,502,710
32,826	BNP Paribas SA	2,067,515
		12,899,929
	Germany—4.26%
30,754	Deutsche Boerse AG	5,674,788
2,840	Muenchener Rueckver AG	1,064,819
365,069	Telefonica Deutschland Holding	1,026,582
		7,766,189
	Hong Kong—1.30%
305,000	CLP Holdings, Ltd.	2,370,406
	Italy—1.57%
459,855	Snam SpA	2,402,087
76,325	Italgas SpA	451,826
		2,853,913
	Japan—4.73%
276,600	Subaru Corporation	5,181,398
68,600	Bridgestone Corporation	2,801,145
9,400	Secom Company, Ltd.	634,441
		8,616,984
	Luxembourg—0.15%
6,692	RTL Group	267,411
	Netherlands—0.83%
44,238	Koninklijke Ahold Delhaize NV	1,508,999
	Peru—3.54%
43,620	Credicorp, Ltd.	6,440,057
	South Korea—3.17%
91,842	KT&G Corporation	5,771,273
	Spain—4.23%
359,084	Endesa SA	7,699,509
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Global Fund(Continued)

Number of Shares	Common Stocks—94.94%	Value ($)
	Switzerland—5.90%
31,610	Roche Holding AG	9,659,053
5,176	Nestle SA	622,242
4,585	Novartis AG	461,036
		10,742,331
	Taiwan—0.48%
154,000	Catcher Technology Company, Ltd.	867,794
	United Kingdom—8.56%
505,567	GSK plc	8,917,070
1,745,862	Direct Line Insurance Group plc	3,014,344
59,135	Admiral Group plc	1,563,612
12,908	Reckitt Benckiser Group plc	969,164
144,550	Haleon plc	591,582
349,759	Vodafone Group plc	328,570
11,137	Close Brothers Group plc	124,679
8,793	Vodafone Group plc ADR	83,094
		15,592,115
	United States—35.60%
43,571	Microsoft Corporation	14,837,668
255,600	Verizon Communications, Inc.	9,505,764
94,732	Philip Morris International, Inc.	9,247,738
396,014	Equity Commonwealth	8,023,244
33,218	Johnson & Johnson	5,498,243
69,843	Gilead Sciences, Inc.	5,382,800
39,379	Amdocs, Ltd.	3,892,614
48,992	Bristol-Myers Squibb Company	3,133,038
40,651	NetApp, Inc.	3,105,736
10,685	Check Point Software Technologies, Ltd.(a)	1,342,250
12,316	U.S. Bancorp	406,921
6,384	Tapestry, Inc.	273,235
1,019	CME Group, Inc.	188,810
		64,838,061
	Total Common Stocks (Cost $144,138,974)	172,917,307

Number of Shares	Preferred Stocks—1.16%	Value ($)
	Brazil—1.16%
360,251	Itau Unibanco Holding SA ADR, 0.54%(d)	2,125,481
	Total Preferred Stocks (Cost $1,701,805)	2,125,481

Number of Shares	Short-Term Investments—1.24%	Value ($)
2,255,237	Northern Institutional Treasury Portfolio, 4.95% (c)	2,255,237
	Total Short-Term Investments (Cost $2,255,237)	2,255,237

	Total Investments—97.34% (Cost $148,096,016)	177,298,025
	Foreign Currency, Other Assets less Liabilities—2.66%	4,837,569
	Net Assets—100.00%	182,135,594
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2023 (Unaudited)
Ariel Global Fund(Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/20/2023	UBS	AUD	992,802	CHF	586,082	$5,511
07/20/2023	UBS	USD	562,813	CHF	495,720	7,725
07/20/2023	UBS	USD	2,768,654	CNH	18,995,996	151,221
07/20/2023	UBS	CAD	1,140,035	EUR	761,334	29,185
07/20/2023	UBS	USD	751,199	EUR	678,404	10,126
Subtotal UBS						203,768
07/20/2023	Northern Trust	USD	1,365,981	CHF	1,203,156	18,733
Subtotal Northern Trust						18,733
07/20/2023	JPMorgan Chase	AUD	1,322,494	CHF	780,754	7,290
07/20/2023	JPMorgan Chase	CAD	4,663,118	CHF	3,037,408	119,978
07/20/2023	JPMorgan Chase	USD	4,650,397	CHF	4,094,113	65,965
07/20/2023	JPMorgan Chase	AUD	1,724,916	EUR	1,043,745	9,633
07/20/2023	JPMorgan Chase	USD	15,222,586	EUR	13,734,876	218,927
07/20/2023	JPMorgan Chase	USD	2,936,216	JPY	389,550,694	227,553
Subtotal JPMorgan Chase						649,346
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$871,847
Open Forward Currency Contracts with Unrealized Depreciation
07/20/2023	UBS	NOK	2,163,942	EUR	185,583	(961)
07/20/2023	UBS	USD	643,514	GBP	516,024	(11,941)
Subtotal UBS						(12,902)
07/20/2023	Northern Trust	SEK	2,359,266	GBP	185,007	(16,032)
07/20/2023	Northern Trust	USD	401,068	GBP	321,420	(7,201)
07/20/2023	Northern Trust	SGD	725,516	USD	545,361	(8,480)
Subtotal Northern Trust						(31,713)
07/20/2023	JPMorgan Chase	CHF	488,810	CAD	727,387	(1,904)
07/20/2023	JPMorgan Chase	SEK	7,835,737	EUR	691,347	(27,974)
07/20/2023	JPMorgan Chase	USD	6,989,585	GBP	5,599,722	(123,193)
Subtotal JPMorgan Chase						(153,071)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(197,686)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$674,161

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See NoteThree, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2023.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2023 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2023.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange.
The Adviser has established a Valuation Committee (the "Committee") to carry out fair valuation responsibilities. The Committee has adopted policies and procedures, which have been approved by the Board, to govern the fair valuation process. In the event that the Committee becomes aware of a significant event that may materially affect the value of a security or that current market prices are not available or reliable, a fair value of such security will be determined in accordance with these valuation procedures.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with the Funds’ valuation procedures.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of June 30, 2023 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,790,353,704	$1,113,626,223	$66,173,633
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,790,353,704	$1,113,626,223	$66,173,633
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2023 (Unaudited)
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$76,956,351	$—	$—	$76,956,351
Consumer Discretionary	100,733,945	—	—	100,733,945
Consumer Staples	87,232,629	—	—	87,232,629
Energy	4,005,612	—	—	4,005,612
Financials	142,789,429	—	—	142,789,429
Health Care	111,685,330	—	—	111,685,330
Industrials	14,789,531	—	—	14,789,531
Information Technology	29,536,784	—	—	29,536,784
Real Estate	626,681	—	—	626,681
Utilities	98,619,697	—	—	98,619,697
Total Common Stocks	$666,975,989	$—	$—	$666,975,989
Preferred Stocks
Financials	6,463,674	—	—	6,463,674
Short-Term Investments	8,387,555	—	—	8,387,555
Total Investments	$681,827,218	$—	$—	$681,827,218
Other Financial Instruments
Forward Currency Contracts^	$—	$(2,939,003)	$—	$(2,939,003)

Ariel Global Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,621,660	$—	$—	$26,621,660
Consumer Discretionary	16,732,243	—	—	16,732,243
Consumer Staples	19,015,542	—	—	19,015,542
Financials	24,997,854	—	—	24,997,854
Health Care	36,553,950	—	—	36,553,950
Industrials	634,441	—	—	634,441
Information Technology	27,414,545	—	—	27,414,545
Real Estate	8,023,244	—	—	8,023,244
Utilities	12,923,828	—	—	12,923,828
Total Common Stocks	$172,917,307	$—	$—	$172,917,307
Preferred Stocks
Financials	2,125,481	—	—	2,125,481
Short-Term Investments	2,255,237	—	—	2,255,237
Total Investments	$177,298,025	$—	$—	$177,298,025
Other Financial Instruments
Forward Currency Contracts	$—	$674,161	$—	$674,161

*	As of June 30, 2023, the Level 2 investments held were forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2023 (Unaudited)
contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act.  The following transactions were made during the period ended June 30, 2023 in securities of a company deemed to be an affiliated company of the Funds as of June 30, 2023:
	Share activity				Nine months ended June 30, 2023
Security name	Balance September 30, 2022	Purchases	Sales	Balance June 30, 2023	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Adtalem Global Education, Inc. (Consumer discretionary)	2,729,575	—	245,876	2,483,699	$85,290,224	$—	$1,020,428	$(5,660,980)	3.05%
Core Laboratories NV (Energy)	3,565,025	—	—	3,565,025	82,886,831	35,650	—	34,830,294	2.97
					$168,177,055	$35,650	$1,020,428	$29,169,314	6.02%
SLOW AND STEADY WINS THE RACE